Property, plant and equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross	$ 15,165,864	$ 691,033
Less: accumulated depreciation	(6,580,876)	(492,296)
Property, plant and equipment, net	8,584,988	198,737
Addition to property and equipment	3,900,000
Transfer from assets under construction to machinery and equipment	300,000
Depreciation expense	559,101	22,508
UltraCell LLC [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment with net book value	10,000.00
SerEnergy and FES [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment with net book value	5,360,000
Land, Buildings & Leasehold Improvements [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross	1,888,438	15,883
Machinery [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross	8,756,437	561,928
Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross	4,090,534	113,222
Asset under Construction [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross	$ 430,455	$ 0